UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund

June 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 100.5%

	Aerospace & Defense – 1.3%

1,680	Honeywell International Inc.	$100,111
	Auto Components – 0.8%

1,050	TRW Automotive Holdings Corporation, (2)	61,982
	Beverages – 2.5%

2,995	Coca-Cola Company	201,533
	Biotechnology – 1.0%

1,330	Amgen Inc., (2)	77,606
	Capital Markets – 1.4%

1,785	T. Rowe Price Group Inc.	107,707
	Chemicals – 2.8%

1,190	Celanese Corporation, Series A	63,439

1,690	Mosaic Company	114,464

940	Scotts Miracle Gro Company	48,231
	Total Chemicals	226,134
	Commercial Services & Supplies – 2.0%

2,110	Republic Services, Inc.	65,094

1,061	Stericycle Inc., (2)	94,556
	Total Commercial Services & Supplies	159,650
	Communications Equipment – 3.4%

4,750	QUALCOMM, Inc.	269,752
	Computers & Peripherals – 9.1%

1,558	Apple, Inc., (2)	522,972

3,070	EMC Corporation, (2)	84,579

1,090	Network Appliance Inc., (2)	57,530

1,470	SanDisk Corporation, (2)	61,005
	Total Computers & Peripherals	726,086
	Electrical Equipment – 0.8%

1,050	Cooper Industries Inc.	62,654
	Energy Equipment & Services – 4.8%

2,094	Cooper Cameron Corporation, (2)	105,307

1,150	Oil States International Inc., (2)	91,897

2,110	Schlumberger Limited	182,304
	Total Energy Equipment & Services	379,508
	Food & Staples Retailing – 2.3%

1,190	Costco Wholesale Corporation	96,676

2,330	CVS Caremark Corporation	87,561
	Total Food & Staples Retailing	184,237
	Food Products – 4.3%

2,170	H.J. Heinz Company	115,618

1,927	Hershey Foods Corporation	109,550

1,720	Mead Johnson Nutrition Company, Class A Shares	116,186
	Total Food Products	341,354
	Health Care Equipment & Supplies – 2.8%

1,040	Baxter International, Inc.	62,078

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

June 30, 2011

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

1,111	Becton, Dickinson and Company	$95,735

2,410	CareFusion Corporation, (2)	65,480
	Total Health Care Equipment & Supplies	223,293
	Health Care Providers & Services – 3.6%

3,170	AmerisourceBergen Corporation	131,238

1,880	McKesson HBOC Inc.	157,262
	Total Health Care Providers & Services	288,500
	Hotels, Restaurants & Leisure – 3.9%

230	Chipotle Mexican Grill, (2)	70,884

2,680	MGM Mirage Inc., (2)	35,403

3,680	Starbucks Corporation	145,323

1,100	YUM! Brands, Inc.	60,764
	Total Hotels, Restaurants & Leisure	312,374
	Internet & Catalog Retail – 2.1%

310	Amazon.com, Inc., (2)	63,392

3,650	Expedia, Inc.	105,814
	Total Internet & Catalog Retail	169,206
	Internet Software & Services – 0.8%

127	Google Inc., Class A, (2)	64,310
	IT Services – 9.9%

3,120	Accenture Limited	188,509

2,300	Automatic Data Processing, Inc.	121,164

1,888	International Business Machines Corporation (IBM)	323,885

311	MasterCard, Inc.	93,717

1,030	Teradata Corporation, (2)	62,006
	Total IT Services	789,281
	Life Sciences Tools & Services – 3.3%

2,040	Life Technologies Corporation, (2)	106,223

1,620	Waters Corporation, (2)	155,099
	Total Life Sciences Tools & Services	261,322
	Machinery – 5.7%

1,080	Caterpillar Inc.	114,977

1,120	Cummins Inc.	115,909

800	Deere & Company	65,960

1,700	Eaton Corporation	87,465

1,400	Timken Company	70,560
	Total Machinery	454,871
	Media – 1.6%

893	DIRECTV Group, Inc., (2)	45,382

1,650	Scripps Networks Interactive, Class A Shares	80,652
	Total Media	126,034
	Metals & Mining – 3.5%

2,272	Freeport-McMoRan Copper & Gold, Inc.	120,189

3,220	Titanium Metals Corporation, (2)	58,990

835	Walter Industries Inc.	96,693
	Total Metals & Mining	275,872

2	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 6.3%

1,430	Cimarex Energy Company	$128,586

1,290	ConocoPhillips	96,995

795	Continental Resources Inc., (2)	51,603

590	EOG Resources, Inc.	61,685

1,130	Murphy Oil Corporation	74,196

3,550	Petrohawk Energy Corporation, (2)	87,579
	Total Oil, Gas & Consumable Fuels	500,644
	Real Estate Management & Development – 0.7%

610	Jones Lang LaSalle Inc.	57,523
	Retail REIT – 1.1%

764	Simon Property Group, Inc.	88,800
	Road & Rail – 3.5%

1,470	J.B. Hunt Transports Serives Inc.	69,222

2,080	Kansas City Southern Industries, (2)	123,406

1,480	Ryder System, Inc.	84,138
	Total Road & Rail	276,766
	Semiconductors & Equipment – 1.6%

3,510	Cypress Semiconductor Corporation, (2)	74,201

2,475	Intel Corporation	54,846
	Total Semiconductors & Equipment	129,047
	Software – 4.7%

778	Ansys Inc., (2)	42,533

5,580	Microsoft Corporation	145,080

5,720	Oracle Corporation	188,245
	Total Software	375,858
	Specialized REIT – 0.9%

1,040	Rayonier Inc.	67,964
	Specialty Retail – 6.4%

1,030	Advance Auto Parts, Inc.	60,245

1,830	CarMax, Inc., (2)	60,518

2,240	Limited Brands, Inc.	86,128

1,340	Tiffany & Co.	105,217

1,550	Tractor Supply Company	103,664

2,600	Williams-Sonoma Inc.	94,874
	Total Specialty Retail	510,646
	Tobacco – 1.6%

1,915	Philip Morris International	127,865
	Total Common Stocks (cost $6,070,966)	7,998,490

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

June 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.6%

$206	Repurchase agreement with State Street Bank, dated 6/30/11, repurchase price $205,624, collateralized by $210,000 U.S. Treasury Notes, 1.750%, due 5/31/16, value $211,441	0.010%	7/01/11	$205,623
	Total Short-Term Investments (cost $205,623)			205,623
	Total Investments (cost $6,276,589) – 103.1%			8,204,113
	Other Assets Less Liabilities – (3.1)%			(246,899)
	Net Assets – 100%			$7,957,214

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,998,490	$—	$—	$7,998,490
Short-Term Investments	—	205,623	—	205,623
Total	$7,998,490	$205,623	$—	$8,204,113

During the period ended June 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments was $6,348,032.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$1,960,304
Depreciation	(104,223)
Net unrealized appreciation (depreciation) of investments	$1,856,081

4	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund

June 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 102.5%

	Aerospace & Defense – 1.7%

144	L-3 Communications Holdings, Inc.	$12,593

129	United Technologies Corporation	11,418
	Total Aerospace & Defense	24,011
	Airlines – 0.3%

213	United Continental Holdings Inc.	4,820
	Auto Components – 0.8%

200	TRW Automotive Holdings Corporation, (2)	11,806
	Beverages – 0.9%

190	Coca-Cola Company	12,785
	Biotechnology – 1.1%

274	Amgen Inc., (2)	15,988
	Capital Markets – 2.7%

113	Affiliated Managers Group Inc., (2)	11,464

831	Ares Capital Corporation	13,354

575	Invesco LTD	13,455
	Total Capital Markets	38,273
	Chemicals – 1.7%

87	FMC Corporation	7,484

507	Interpid Potash Inc., (2)	16,478
	Total Chemicals	23,962
	Commercial Banks – 9.4%

1,050	Associated Banc-Corp.	14,595

573	East West Bancorp Inc.	11,580

2,566	KeyCorp.	21,375

164	M&T Bank Corporation	14,424

881	U.S. Bancorp	22,474

1,142	Wells Fargo & Company	32,045

735	Zions Bancorporation	17,647
	Total Commercial Banks	134,140
	Commercial Services & Supplies – 1.3%

591	Republic Services, Inc.	18,232
	Communications Equipment – 1.3%

405	Motorola Solutions Inc.	18,646
	Computers & Peripherals – 0.4%

397	Seagate Technology, (2)	6,416
	Construction Materials – 0.5%

199	Vulcan Materials Company	7,667
	Consumer Finance – 0.9%

472	Discover Financial Services	12,626
	Diversified Financial Services – 2.2%

747	Citigroup Inc., (2)	31,105
	Diversified Telecommunication Services – 2.8%

230	CenturyLink Inc.	9,299

842	Verizon Communications Inc.	31,348
	Total Diversified Telecommunication Services	40,647

6	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities – 2.4%

1,032	Duke Energy Corporation	$19,433

375	Southern Company	15,143
	Total Electric Utilities	34,576
	Energy Equipment & Services – 1.0%

270	Halliburton Company	13,770
	Food & Staples Retailing – 1.0%

370	CVS Caremark Corporation	13,905
	Food Products – 4.7%

432	Hershey Foods Corporation	24,559

474	Kraft Foods Inc.	16,699

396	Mead Johnson Nutrition Company, Class A Shares	26,750
	Total Food Products	68,008
	Gas Utilities – 0.5%

440	Questar Corporation	7,792
	Health Care Equipment & Supplies – 1.0%

517	CareFusion Corporation, (2)	14,047
	Health Care Providers & Services – 4.2%

415	Aetna Inc.	18,297

310	Humana Inc., (2)	24,967

195	McKesson HBOC Inc.	16,312
	Total Health Care Providers & Services	59,576
	Household Durables – 0.5%

89	Whirlpool Corporation	7,237
	Industrial Conglomerates – 1.8%

1,391	General Electric Company	26,234
	Insurance – 7.7%

355	Aon Corporation	18,212

558	Hartford Financial Services Group, Inc.	14,714

425	Lincoln National Corporation	12,108

195	Prudential Financial, Inc.	12,400

246	Reinsurance Group of America Inc.	14,972

1,052	Symetra Financial Corporation	14,128

1,116	XL Capital Ltd, Class A	24,530
	Total Insurance	111,064
	IT Services – 2.0%

235	Automatic Data Processing, Inc.	12,380

418	CoreLogic Inc.	6,985

58	International Business Machines Corporation (IBM)	9,950
	Total IT Services	29,315
	Machinery – 3.7%

129	Caterpillar Inc.	13,733

295	Oshkosh Truck Corporation, (2)	8,537

200	Parker Hannifin Corporation	17,948

266	Timken Company	13,406
	Total Machinery	53,624

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

June 30, 2011

Shares	Description (1)	Value

	Media – 6.4%

1,340	Comcast Corporation, Class A	$33,956

259	Liberty Media Starz, (2)	19,487

513	Viacom Inc., Class B	26,163

386	Virgin Media, Inc.	11,553
	Total Media	91,159
	Metals & Mining – 1.8%

495	Freeport-McMoRan Copper & Gold, Inc.	26,186
	Multiline Retail – 1.3%

615	Macy’s, Inc.	17,983
	Office REIT – 1.3%

296	Digital Realty Trust Inc.	18,287
	Oil, Gas & Consumable Fuels – 14.4%

143	Apache Corporation	17,645

332	Arch Coal Inc.	8,851

301	ConocoPhillips	22,632

274	Devon Energy Corporation	21,594

599	El Paso Corporation	12,100

162	Exxon Mobil Corporation	13,184

197	Hess Corporation	14,728

260	Newfield Exploration Company, (2)	17,685

259	Occidental Petroleum Corporation	26,946

226	Peabody Energy Corporation	13,314

377	QEP Resources Inc., (2)	15,770

209	Range Resources Corporation	11,600

427	Tesoro Corporation	9,783
	Total Oil, Gas & Consumable Fuels	205,832
	Paper & Forest Products – 0.5%

78	Domtar Corporation	7,388
	Pharmaceuticals – 10.0%

626	Bristol-Myers Squibb Company	18,129

504	Johnson & Johnson	33,526

807	Merck & Company Inc.	28,479

1,710	Pfizer Inc.	35,223

410	Watson Pharmaceuticals Inc., (2)	28,179
	Total Pharmaceuticals	143,536
	Residential REIT – 0.6%

135	Camden Property Trust	8,589
	Road & Rail – 2.9%

1,126	CSX Corporation	29,524

194	Kansas City Southern Industries, (2)	11,510
	Total Road & Rail	41,034
	Semiconductors & Equipment – 0.5%

323	Intel Corporation	7,158
	Software – 2.2%

1,231	Microsoft Corporation	32,006

8	Nuveen Investments

Shares	Description (1)	Value

	Specialized REIT – 0.9%

203	Rayonier Inc.	$13,266
	Tobacco – 1.2%

257	Philip Morris International	17,160
	Total Investments (cost $1,300,730) – 102.5%	1,469,856
	Other Assets Less Liabilities – (2.5)%	(36,115)
	Net Assets – 100%	$1,433,741

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,469,856	$—	$—	$1,469,856

During the period ended June 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments was $1,312,898.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$197,345
Depreciation	(40,387)
Net unrealized appreciation (depreciation) of investments	$156,958

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

June 30, 2011

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

10	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund

June 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 95.4%

	Aerospace & Defense – 1.6%

616	BE Aerospace Inc., (2)	$25,139

1,525	Textron Inc.	36,005
	Total Aerospace & Defense	61,144
	Auto Components – 1.1%

687	TRW Automotive Holdings Corporation, (2)	40,554
	Beverages – 1.3%

1,184	Dr. Pepper Snapple Group	49,645
	Biotechnology – 1.3%

1,834	BioMarin Pharmaceutical Inc., (2)	49,903
	Capital Markets – 3.9%

460	Affiliated Managers Group Inc., (2)	46,667

971	Ameriprise Financial, Inc.	56,007

1,795	Invesco LTD	42,003
	Total Capital Markets	144,677
	Chemicals – 3.3%

1,302	Celanese Corporation, Series A	69,410

197	CF Industries Holdings, Inc.	27,909

776	Interpid Potash Inc., (2)	25,220
	Total Chemicals	122,539
	Commercial Banks – 3.5%

1,984	Associated Banc-Corp.	27,578

627	Commerce Bancshares Inc.	26,961

4,717	KeyCorp.	39,293

1,501	Zions Bancorporation	36,039
	Total Commercial Banks	129,871
	Computers & Peripherals – 1.4%

53	Apple, Inc., (2)	17,791

675	Network Appliance Inc., (2)	35,627
	Total Computers & Peripherals	53,418
	Diversified Telecommunication Services – 1.3%

1,174	CenturyLink Inc.	47,465
	Electric Utilities – 0.7%

663	Edison International	25,691
	Electrical Equipment – 0.7%

439	Cooper Industries Inc.	26,195
	Electronic Equipment & Instruments – 1.0%

1,073	FLIR Systems Inc., (2)	36,171
	Energy Equipment & Services – 2.8%

794	FMC Technologies Inc., (2)	35,563

886	Oil States International Inc., (2)	70,800
	Total Energy Equipment & Services	106,363
	Food & Staples Retailing – 0.8%

628	BJ’s Wholesale Club, (2)	31,620

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

June 30, 2011

Shares	Description (1)	Value

	Food Products – 4.8%

1,678	Flowers Foods Inc.	$36,994

985	Hershey Foods Corporation	55,997

545	McCormick & Company, Incorporated	27,016

892	Mead Johnson Nutrition Company, Class A Shares	60,255
	Total Food Products	180,262
	Gas Utilities – 2.7%

752	National Fuel Gas Company	54,746

2,695	Questar Corporation	47,728
	Total Gas Utilities	102,474
	Health Care Equipment & Supplies – 1.7%

402	Cooper Companies, Inc.	31,854

1,672	Hologic Inc., (2)	33,724
	Total Health Care Equipment & Supplies	65,578
	Health Care Providers & Services – 2.0%

607	Humana Inc., (2)	48,888

941	Lincare Holdings	27,543
	Total Health Care Providers & Services	76,431
	Independent Power Producers & Energy Traders – 0.7%

2,144	AES Corporation, (2)	27,315
	Insurance – 5.0%

523	Aon Corporation	26,830

338	Everest Reinsurance Group Ltd	27,632

1,572	Lincoln National Corporation	44,786

1,686	WR Berkley Corporation	54,694

1,610	XL Capital Ltd, Class A	35,388
	Total Insurance	189,330
	Internet & Catalog Retail – 0.9%

1,198	Expedia, Inc.	34,730
	Internet Software & Services – 0.7%

885	Akamai Technologies, Inc., (2)	27,851
	Life Sciences Tools & Services – 1.5%

555	Agilent Technologies, Inc., (2)	28,366

285	Waters Corporation, (2)	27,286
	Total Life Sciences Tools & Services	55,652
	Machinery – 6.3%

553	Cummins Inc.	57,230

555	Dover Corporation	37,629

788	Parker Hannifin Corporation	70,715

874	Timken Company	44,050

784	Trinity Industries Inc.	27,346
	Total Machinery	236,970
	Media – 3.8%

518	Liberty Media Starz, (2)	38,974

712	Madison Square Garden Inc., (2)	19,601

1,105	Scripps Networks Interactive, Class A Shares	54,012

12	Nuveen Investments

Shares	Description (1)	Value

	Media (continued)

941	Virgin Media, Inc.	$28,164
	Total Media	140,751
	Metals & Mining – 2.6%

372	Cliffs Natural Resources Inc.	34,391

1,509	Steel Dynamics Inc.	24,521

324	Walter Industries Inc.	37,519
	Total Metals & Mining	96,431
	Mortgage REIT – 1.4%

2,820	Annaly Capital Management Inc.	50,873
	Multiline Retail – 1.5%

1,959	Macy’s, Inc.	57,281
	Multi-Utilities – 2.2%

709	OGE Energy Corp.	35,677

854	Sempra Energy	45,160
	Total Multi-Utilities	80,837
	Office REIT – 2.0%

492	Digital Realty Trust Inc.	30,396

3,179	Duke Realty Corporation	44,538
	Total Office REIT	74,934
	Oil, Gas & Consumable Fuels – 6.6%

1,013	Continental Resources Inc., (2)	65,754

327	Hess Corporation	24,447

561	Peabody Energy Corporation	33,049

937	SM Energy Company	68,851

2,377	Tesoro Corporation	54,457
	Total Oil, Gas & Consumable Fuels	246,558
	Pharmaceuticals – 2.5%

768	Warner Chilcott Limited, (2)	18,532

1,117	Watson Pharmaceuticals Inc., (2)	76,771
	Total Pharmaceuticals	95,303
	Professional Services – 0.8%

454	Towers Watson & Company, Class A Shares	29,832
	Residential REIT – 1.5%

406	Essex Property Trust Inc.	54,928
	Retail REIT – 1.1%

697	Taubman Centers Inc.	41,262
	Road & Rail – 3.6%

2,076	Hertz Global Holdings Inc., (2)	32,967

1,200	Kansas City Southern Industries, (2)	71,196

529	Ryder System, Inc.	30,074
	Total Road & Rail	134,237
	Semiconductors & Equipment – 3.2%

2,882	Cypress Semiconductor Corporation, (2)	60,925

796	KLA-Tencor Corporation	32,222

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

June 30, 2011

Shares	Description (1)			Value

	Semiconductors & Equipment (continued)

3,449	Micron Technology, Inc., (2)			$25,799
	Total Semiconductors & Equipment			118,946
	Software – 3.6%

676	BMC Software, Inc., (2)			36,977

368	Micros Systems, Inc., (2)			18,293

605	Rovi Corporation, (2)			34,703

305	Salesforce.com, Inc., (2)			45,439
	Total Software			135,412
	Specialized REIT – 0.9%

506	Rayonier Inc.			33,067
	Specialty Retail – 6.6%

494	Advance Auto Parts, Inc.			28,894

818	CarMax, Inc., (2)			27,051

1,401	Limited Brands, Inc.			53,868

366	Tiffany & Co.			28,738

746	Tractor Supply Company			49,892

1,580	Williams-Sonoma Inc.			57,654
	Total Specialty Retail			246,097
	Water Utilities – 0.5%

645	American Water Works Company			18,995
	Total Common Stocks (cost $3,104,512)			3,577,593

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.1%

$155	Repurchase agreement with Fixed Income Clearing Corporation, dated 6/30/11, repurchase price $154,521, collateralized by $125,000 U.S. Treasury Bonds, 6.250%, due 5/15/30, value $163,125	0.010%	7/01/11	$154,520
	Total Short-Term Investments (cost $154,520)			154,520
	Total Investments (cost $3,259,032) – 99.5%			3,732,113
	Other Assets Less Liabilities – 0.5%			17,017
	Net Assets – 100%			$3,749,130

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

14	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,577,593	$—	$—	$3,577,593
Short-Term Investments	—	154,520	—	154,520
Total	$3,577,593	$154,520	$—	$3,732,113

During the period ended June 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments was $3,260,279.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$503,078
Depreciation	(31,244)
Net unrealized appreciation (depreciation) of investments	$471,834

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund

June 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 99.3%

	Aerospace & Defense – 2.4%

130	BE Aerospace Inc., (2)	$5,305

187	Esterline Technologies Corporation, (2)	14,287

213	GeoEye, Inc., (2)	7,966

317	Textron Inc.	7,484
	Total Aerospace & Defense	35,042
	Auto Components – 0.9%

212	Cooper Tire & Rubber	4,194

144	TRW Automotive Holdings Corporation, (2)	8,500
	Total Auto Components	12,694
	Beverages – 0.7%

246	Dr. Pepper Snapple Group	10,315
	Biotechnology – 2.4%

381	BioMarin Pharmaceutical Inc., (2)	10,367

280	Incyte Pharmaceuticals Inc., (2)	5,303

989	Nabi Biopharmaceuticals, (2)	5,321

765	Neurocrine Biosciences Inc.	6,158

691	PDL Biopahrma Inc.	4,056

178	Targacept, Inc.	3,750
	Total Biotechnology	34,955
	Capital Markets – 3.1%

96	Affiliated Managers Group Inc., (2)	9,739

202	Ameriprise Financial, Inc.	11,651

839	Apollo Investment Corporation	8,566

249	Artio Global Investors Inc.	2,814

268	Calamos Asset Management, Inc. Class A	3,891

373	Invesco LTD	8,728
	Total Capital Markets	45,389
	Chemicals – 3.5%

271	Celanese Corporation, Series A	14,447

41	CF Industries Holdings, Inc.	5,808

161	Interpid Potash Inc., (2)	5,233

151	Minerals Technologies Inc.	10,010

347	Solutia Inc., (2)	7,929

131	Westlake Chemical Corporation	6,799
	Total Chemicals	50,226
	Commercial Banks – 3.1%

415	Associated Banc-Corp.	5,769

130	Commerce Bancshares Inc.	5,590

416	Community Bank System Inc.	10,313

474	First Financial Bancorp.	7,911

980	KeyCorp.	8,163

312	Zions Bancorporation	7,491
	Total Commercial Banks	45,237

16	Nuveen Investments

Shares	Description (1)	Value

	Commercial Services & Supplies – 0.7%

102	Clean Harbors, Inc., (2)	$10,532
	Communications Equipment – 1.1%

121	Comtech Telecom Corporation, (2)	3,393

152	Interdigital Inc., (2)	6,209

161	Plantronics Inc.	5,881
	Total Communications Equipment	15,483
	Computers & Peripherals – 0.8%

11	Apple, Inc., (2)	3,692

140	Network Appliance Inc., (2)	7,389
	Total Computers & Peripherals	11,081
	Containers & Packaging – 0.4%

672	Boise Inc.	5,235
	Diversified Consumer Services – 0.6%

206	Sothebys Holdings Inc.	8,961
	Diversified REIT – 0.5%

145	PS Business Parks Inc.	7,990
	Diversified Telecommunication Services – 0.7%

244	CenturyLink Inc.	9,865
	Electric Utilities – 1.5%

138	Edison International	5,348

286	Portland General Electric Company	7,230

299	UIL Holdings Corporation	9,673
	Total Electric Utilities	22,251
	Electrical Equipment – 0.4%

92	Cooper Industries Inc.	5,490
	Electronic Equipment & Instruments – 0.5%

223	FLIR Systems Inc., (2)	7,517
	Energy Equipment & Services – 3.2%

165	FMC Technologies Inc., (2)	7,390

352	Global Geophysical Services Inc.	6,266

245	Hornbeck Offshore Services Inc.	6,738

184	Oil States International Inc., (2)	14,703

1,997	Parker Drilling Company, (2)	11,682
	Total Energy Equipment & Services	46,779
	Food & Staples Retailing – 0.4%

127	BJ’s Wholesale Club, (2)	6,394
	Food Products – 3.3%

67	Diamond Foods Inc.	5,115

348	Flowers Foods Inc.	7,670

205	Hershey Foods Corporation	11,654

114	McCormick & Company, Incorporated	5,651

185	Mead Johnson Nutrition Company, Class A Shares	12,497

178	Tootsie Roll Industries Inc.	5,208
	Total Food Products	47,795
	Gas Utilities – 1.5%

156	National Fuel Gas Company	11,357

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

June 30, 2011

Shares	Description (1)	Value

	Gas Utilities (continued)

560	Questar Corporation	$9,918
	Total Gas Utilities	21,275
	Health Care Equipment & Supplies – 2.5%

369	Align Technology, Inc., (2)	8,413

84	Cooper Companies, Inc.	6,656

347	Hologic Inc., (2)	6,999

327	Masimo Corporation	9,705

147	Steris Corporation	5,142
	Total Health Care Equipment & Supplies	36,915
	Health Care Providers & Services – 4.1%

99	Air Methods Corporation, (2)	7,399

146	Centene Corporation, (2)	5,187

813	Five Star Quality Care Inc.	4,724

469	HealthSouth Corporation, (2)	12,311

126	Humana Inc., (2)	10,148

196	Lincare Holdings	5,737

188	Molina Healthcare Inc.	5,099

234	Owens and Minor Inc.	8,071
	Total Health Care Providers & Services	58,676
	Hotels, Restaurants & Leisure – 2.4%

391	Ameristar Casinos, Inc.	9,271

141	Red Robin Gourmet Burgers, Inc., (2)	5,130

1,045	Scientific Games Corporation	10,805

193	Vail Resorts, Inc.	8,920
	Total Hotels, Restaurants & Leisure	34,126
	Household Durables – 0.6%

126	Tempur Pedic International Inc., (2)	8,545
	Independent Power Producers & Energy Traders – 0.4%

449	AES Corporation, (2)	5,720
	Industrial REIT – 0.7%

376	Dupont Fabros Technology Inc.	9,475
	Insurance – 5.8%

406	Alterra Capital Holdings Limited	9,054

110	Aon Corporation	5,643

236	Delphi Financial Group, Inc.	6,894

70	Everest Reinsurance Group Ltd	5,723

327	Lincoln National Corporation	9,316

564	Meadowbrook Insurance Group, Inc.	5,589

593	National Financial Partners Corp., (2)	6,843

402	Primerica Inc.	8,832

324	Tower Group Inc.	7,718

350	WR Berkley Corporation	11,354

335	XL Capital Ltd, Class A	7,363
	Total Insurance	84,329
	Internet & Catalog Retail – 0.5%

249	Expedia, Inc.	7,219

18	Nuveen Investments

Shares	Description (1)	Value

	Internet Software & Services – 1.0%

185	Akamai Technologies, Inc., (2)	$5,822

208	Rackspace Hosting Inc., (2)	8,890
	Total Internet Software & Services	14,712
	IT Services – 2.4%

349	CSG Systems International Inc., (2)	6,450

121	Maximus Inc.	10,010

190	VeriFone Holdings Inc., (2)	8,427

200	Wright Express Corporation, (2)	10,414
	Total IT Services	35,301
	Leisure Equipment & Products – 0.7%

95	Polaris Industries Inc.	10,561
	Life Sciences Tools & Services – 1.6%

486	Affymetrix, Inc., (2)	3,854

115	Agilent Technologies, Inc., (2)	5,878

59	Bio-Rad Laboratories Inc., (2)	7,042

60	Waters Corporation, (2)	5,744
	Total Life Sciences Tools & Services	22,518
	Machinery – 6.2%

191	Astecx Industries Inc.	7,063

115	Cummins Inc.	11,901

115	Dover Corporation	7,797

277	Greenbrier Companies Inc., (2)	5,474

501	Meritor Inc.	8,036

113	Nordson Corporation	6,198

164	Parker Hannifin Corporation	14,717

119	Sauer-Danfoss, Inc.	5,996

182	Timken Company	9,173

163	Trinity Industries Inc.	5,685

198	Twin Disc, Inc.	7,649
	Total Machinery	89,689
	Media – 2.0%

108	Liberty Media Starz, (2)	8,126

148	Madison Square Garden Inc., (2)	4,074

230	Scripps Networks Interactive, Class A Shares	11,242

196	Virgin Media, Inc.	5,866
	Total Media	29,308
	Metals & Mining – 2.3%

77	Cliffs Natural Resources Inc.	7,119

198	RTI International Metals, Inc., (2)	7,597

314	Steel Dynamics Inc.	5,103

234	Stillwater Mining Company	5,150

67	Walter Industries Inc.	7,759
	Total Metals & Mining	32,728
	Mortgage REIT – 1.4%

586	Annaly Capital Management Inc.	10,571

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

June 30, 2011

Shares	Description (1)	Value

	Mortgage REIT (continued)

1,500	Anworth Mortgage Asset Corporation	$11,265
	Total Mortgage REIT	21,836
	Multiline Retail – 1.6%

211	Dillard’s, Inc., Class A	11,002

407	Macy’s, Inc.	11,901
	Total Multiline Retail	22,903
	Multi-Utilities – 1.2%

147	OGE Energy Corp.	7,397

177	Sempra Energy	9,360
	Total Multi-Utilities	16,757
	Office REIT – 1.1%

102	Digital Realty Trust Inc.	6,302

661	Duke Realty Corporation	9,261
	Total Office REIT	15,563
	Oil, Gas & Consumable Fuels – 6.0%

511	Cloud Peak Energy Inc.	10,884

211	Continental Resources Inc., (2)	13,696

68	Hess Corporation	5,084

117	Peabody Energy Corporation	6,892

677	Petroquest Energy Inc., (2)	4,753

195	SM Energy Company	14,329

454	Stone Energy Corporation, (2)	13,797

494	Tesoro Corporation	11,318

104	Whiting Petroleum Corporation, (2)	5,919
	Total Oil, Gas & Consumable Fuels	86,672
	Personal Products – 0.6%

709	Prestige Brands Holdings Inc.	9,104
	Pharmaceuticals – 1.4%

160	Warner Chilcott Limited, (2)	3,861

232	Watson Pharmaceuticals Inc., (2)	15,945
	Total Pharmaceuticals	19,806
	Professional Services – 0.9%

168	Acacia Research, (2)	6,164

94	Towers Watson & Company, Class A Shares	6,177
	Total Professional Services	12,341
	Residential REIT – 2.1%

174	Equity Lifestyles Properties Inc.	10,865

84	Essex Property Trust Inc.	11,364

135	Home Properties New York, Inc.	8,219
	Total Residential REIT	30,448
	Retail REIT – 0.9%

354	Ramco-Gershenson Properties Trust	4,383

145	Taubman Centers Inc.	8,584
	Total Retail REIT	12,967

20	Nuveen Investments

Shares	Description (1)	Value

	Road & Rail – 2.9%

233	Genesee & Wyoming Inc.	$13,663

431	Hertz Global Holdings Inc., (2)	6,844

249	Kansas City Southern Industries, (2)	14,773

111	Ryder System, Inc.	6,310
	Total Road & Rail	41,590
	Semiconductors & Equipment – 2.6%

599	Cypress Semiconductor Corporation, (2)	12,663

165	KLA-Tencor Corporation	6,679

717	Micron Technology, Inc., (2)	5,363

682	ON Semiconductor Corporation, (2)	7,141

945	Silicon Image, Inc., (2)	6,105
	Total Semiconductors & Equipment	37,951
	Software – 4.2%

207	Advent Software Inc., (2)	5,831

140	Ansys Inc., (2)	7,654

141	BMC Software, Inc., (2)	7,713

202	CommVault Systems, Inc., (2)	8,979

176	Manhattan Associates Inc., (2)	6,061

77	Micros Systems, Inc., (2)	3,828

126	Rovi Corporation, (2)	7,227

63	Salesforce.com, Inc., (2)	9,386

140	VirnetX Holding Corporation	4,052
	Total Software	60,731
	Specialized REIT – 1.1%

349	LaSalle Hotel Properties	9,193

105	Rayonier Inc.	6,862
	Total Specialized REIT	16,055
	Specialty Retail – 3.8%

103	Advance Auto Parts, Inc.	6,024

148	Body Central Corporation	3,482

170	CarMax, Inc., (2)	5,622

291	Limited Brands, Inc.	11,189

77	Tiffany & Co.	6,046

155	Tractor Supply Company	10,366

328	Williams-Sonoma Inc.	11,969
	Total Specialty Retail	54,698
	Textiles, Apparel & Luxury Goods – 1.0%

51	Fossil Inc., (2)	6,004

245	Oxford Industries Inc.	8,271
	Total Textiles, Apparel & Luxury Goods	14,275
	Tobacco – 0.3%

1,148	Alliance One International, Inc., (2)	3,708
	Trading Companies & Distributors – 1.0%

297	CAI International Inc.	6,136

346	United Rentals Inc.	8,788
	Total Trading Companies & Distributors	14,924

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

June 30, 2011

Shares	Description (1)	Value

	Water Utilities – 0.3%

134	American Water Works Company	$3,946
	Total Investments (cost $1,162,512) – 99.3%	1,436,603
	Other Assets Less Liabilities – 0.7%	9,403
	Net Assets – 100%	$1,446,006

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,436,603	$—	$—	$1,436,603

During the period ended June 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments was $1,163,550.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$297,958
Depreciation	(24,905)
Net unrealized appreciation (depreciation) of investments	$273,053

22	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund

June 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 89.9%

	Automobiles – 3.5%

436	Honda Motor Company Limited, Sponsored ADR	$16,834

100	Honda Motor Company Limited, (2)	3,853

88	Toyota Motor Corporation, Sponsored ADR	7,253

248	Toyota Motor Corporation, (2)	10,212
	Total Automobiles	38,152
	Beverages – 3.8%

1,875	Coca-Cola Amatil Limited, (2)	23,006

186	Coca-Cola Femsa SAB de CV	17,300
	Total Beverages	40,306
	Capital Markets – 0.6%

348	UBS AG, (3)	6,351
	Chemicals – 5.0%

661	Kuraray Company Limited, (2)	9,684

198	Nitto Denko Corporation, (2)	10,061

204	Potash Corporation of Saskatchewan	11,651

409	Umicore, (2)	22,308
	Total Chemicals	53,704
	Commercial Banks – 12.7%

664	Banco Itau Holdings Financeira, S.A., Sponsored ADR	15,637

664	Banco Santander Central S.A., ADR	7,643

93	BNP Paribas SA, (2)	7,171

1,689	DnB NOR ASA, (2)	23,530

629	Hang Seng Bank, (2)	10,062

1,191	HSBC Holdings PLC, (2)	11,808

736	Mitsubishi UFJ Financial Group, Inc., ADR, (2)	3,587

2,399	Mizuho Financial Group, (2)	3,943

114	Societe Generale, (2)	6,752

670	Standard Chartered PLC, (2)	17,599

319	Sumitomo Mitsui Financial Group, (2)	9,836

198	Toronto-Dominion Bank	16,810

22	Toronto-Dominion Bank	1,865
	Total Commercial Banks	136,243
	Commercial Services & Supplies – 0.6%

201	Aggreko PLC, (2)	6,227
	Construction & Engineering – 0.9%

196	Royal Boskalis Westminster NV, (2)	9,274
	Electrical Equipment – 4.8%

872	ABB Limited, ADR	22,628

140	ABB Limited, ADR, (2)	3,638

300	Nidec Corporation, ADR	7,008

28	Nidec Corporation, (2)	2,614

429	Sensata Techologies Holdings	16,152
	Total Electrical Equipment	52,040

24	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 2.2%

503	Hoya Corporation, (2)	$11,136

960	Nippon Electric Glass Company Limited, (2)	12,318
	Total Electronic Equipment & Instruments	23,454
	Energy Equipment & Services – 1.7%

493	AMEC PLC, (2)	8,614

79	Subsea 7 S.A., (2)	2,021

295	Subsea 7 S.A., (2)	7,587
	Total Energy Equipment & Services	18,222
	Food & Staples Retailing – 2.9%

1,210	Jeronimo Martins SGPS, (2)	23,239

614	Koninklijke Ahold NV, Sponsored ADR, (2)	8,240
	Total Food & Staples Retailing	31,479
	Food Products – 3.5%

218	Nestle S.A., Sponsored ADR, (2)	13,599

51	Nestle S.A., (2)	3,174

153	Unilever PLC, ADR	4,956

483	Unilever PLC, (2)	15,585
	Total Food Products	37,314
	Health Care Providers & Services – 1.5%

210	Fresenius SE, ADR	15,687
	Household Durables – 0.5%

531	Brookfield Residential Properties Inc.	5,268

52	Brookfield Residential Properties Inc.	512
	Total Household Durables	5,780
	Industrial Conglomerates – 2.8%

1,876	Fraser and Neave Limited, (2)	8,864

124	Rheinmetall AG, (2)	10,969

77	Siemens AG, Sponsored ADR, (2)	10,581
	Total Industrial Conglomerates	30,414
	Insurance – 4.8%

361	Hannover Rueckversicherung AG, (2)	18,774

168	Prudential Corporation PLC, (2)	1,940

359	Prudential Corporation PLC	8,304

395	SCOR SE, ADR, (2)	11,212

277	Willis Group Holdings PLC	11,387
	Total Insurance	51,617
	Internet Software & Services – 0.5%

195	Tencent Holdings Limited, (2)	5,327
	Machinery – 3.3%

302	Kone OYJ, (2)	18,973

270	Nabtesco Corporation	6,500

83	Vallourec S.A., (2)	10,119
	Total Machinery	35,592
	Media – 0.7%

125	WPP Group PLC	7,844

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund (continued)

June 30, 2011

Shares	Description (1)	Value

	Metals & Mining – 5.2%

160	BHP Billiton PLC, ADR	$15,141

60	BHP Billiton PLC, ADR, (2)	2,836

743	Iluka Resources Limited, (2)	13,440

267	Rio Tinto Limited, (2)	23,899
	Total Metals & Mining	55,316
	Multiline Retail – 1.3%

378	Next PLC, (2)	14,123
	Office Electronics – 0.7%

171	Canon Inc.	8,138
	Oil, Gas & Consumable Fuels – 7.2%

395	BG PLC, (2)	8,969

90	BG PLC., Sponsored ADR, (2)	10,283

315	Repsol YPF S.A, (2)	10,926

680	Royal Dutch Shell PLC, Class B Shares, (2)	24,266

122	Statoil ASA, (2)	3,089

196	Statoil ASA, Sponsored ADR	4,988

62	Total SA, Sponsored ADR	3,586

190	Total S.A., (2)	10,985
	Total Oil, Gas & Consumable Fuels	77,092
	Pharmaceuticals – 5.5%

219	AstraZeneca PLC, Sponsored ADR	10,965

153	Novartis AG, Sponsored ADR	9,350

26	Novartis AG, Sponsored ADR, (2)	1,593

106	Novo Nordisk A/S, (2)	13,280

304	Sanofi-Aventis, Sponsored ADR	12,212

24	Sanofi-Synthelabo, S.A., (2)	1,931

195	Teva Pharmaceutical Industries Limited, Sponsored ADR	9,403
	Total Pharmaceuticals	58,734
	Real Estate Investment Trust – 1.0%

856	Westfield Group, (2)	7,978

856	Westfield Realty Trust, (2)	2,495
	Total Real Estate Investment Trust	10,473
	Real Estate Management & Development – 2.1%

509	Brookfield Properties Corporation	9,832

2,537	Hysan Development Company, (2)	12,635
	Total Real Estate Management & Development	22,467
	Semiconductors & Equipment – 1.2%

363	ASM Lithography Holding NV	13,416
	Textiles, Apparel & Luxury Goods – 3.7%

568	Burberry Group PLC, (2)	13,209

81	LVMH Moet Hennessy, (2)	14,555

3,665	Yue Yuen Industrial Holdings Limited, (2)	11,658
	Total Textiles, Apparel & Luxury Goods	39,422
	Tobacco – 1.2%

66	British American Tobacco PLC, (2)	2,894

26	Nuveen Investments

Shares	Description (1)	Value
	Tobacco (continued)

109	British American Tobacco PLC	$9,592
	Total Tobacco	12,486
	Trading Companies & Distributors – 1.5%

944	Mitsui & Company Limited, (2)	16,322
	Wireless Telecommunication Services – 3.0%

218	Millicom International Cellular S.A., (2)	22,840

3,503	Vodafone Group PLC, (2)	9,289
	Total Wireless Telecommunication Services	32,129
	Total Common Stocks (cost $743,355)	965,145

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 4.3%

771	I-Shares MSCI EAFE Index Fund	$46,364
	Total Investment Companies (cost $44,777)	46,364
	Total Investments (cost $788,132) – 94.2%	1,011,509
	Other Assets Less Liabilities – 5.8%	62,411
	Net Assets – 100%	$1,073,920

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$307,862	$657,283	$—	$965,145
Short-Term Investments	46,364	—	—	46,364
Total	$354,226	$657,283	$—	$1,011,509
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund (continued)

June 30, 2011

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the pricing source used by the Fund.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ —	$(401,973)	$401,973	$—	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments was $795,808.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$228,991
Depreciation	(13,290)
Net unrealized appreciation (depreciation) of investments	$215,701

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

ADR	American Depositary Receipt.

See accompanying notes to financial statements.

28	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund

June 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 96.3%

	Aerospace & Defense – 1.4%

463	Honeywell International Inc.	$27,590

531	Textron Inc.	12,537
	Total Aerospace & Defense	40,127
	Airlines – 0.2%

297	United Continental Holdings Inc.	6,721
	Beverages – 3.2%

1,390	Coca-Cola Company	93,533
	Biotechnology – 4.0%

523	Biogen Idec Inc., (2)	55,919

218	Celgene Corporation, (2)	13,150

1,215	Gilead Sciences, Inc., (2)	50,313
	Total Biotechnology	119,382
	Capital Markets – 0.7%

592	Waddell & Reed Financial, Inc., Class A	21,519
	Chemicals – 2.8%

509	Celanese Corporation, Series A	27,135

816	Mosaic Company	55,268
	Total Chemicals	82,403
	Commercial Banks – 3.3%

620	Commerce Bancshares Inc.	26,660

307	M&T Bank Corporation	27,001

760	Wells Fargo & Company	21,326

934	Zions Bancorporation	22,425
	Total Commercial Banks	97,412
	Commercial Services & Supplies – 1.0%

778	Waste Management, Inc.	28,996
	Communications Equipment – 2.3%

479	Motorola Solutions Inc.	22,053

808	QUALCOMM, Inc.	45,886
	Total Communications Equipment	67,939
	Computers & Peripherals – 2.9%

255	Apple, Inc., (2)	85,596
	Diversified Financial Services – 1.3%

924	Citigroup Inc., (2)	38,475
	Diversified Telecommunication Services – 2.1%

619	CenturyLink Inc.	25,026

998	Verizon Communications Inc.	37,156
	Total Diversified Telecommunication Services	62,182
	Electric Utilities – 5.4%

1,284	Northeast Utilities	45,158

1,082	Progress Energy, Inc.	51,947

1,585	Southern Company	64,002
	Total Electric Utilities	161,107

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund (continued)

June 30, 2011

Shares	Description (1)	Value

	Food & Staples Retailing – 1.7%

935	Wal-Mart Stores, Inc.	$49,686
	Food Products – 3.0%

768	General Mills, Inc.	28,585

582	H.J. Heinz Company	31,009

440	Mead Johnson Nutrition Company, Class A Shares	29,722
	Total Food Products	89,316
	Health Care Equipment & Supplies – 3.4%

430	Becton, Dickinson and Company	37,053

159	C. R. Bard, Inc.	17,468

519	Edwards Lifesciences Corporation, (2)	45,246
	Total Health Care Equipment & Supplies	99,767
	Health Care Providers & Services – 4.5%

1,181	AmerisourceBergen Corporation	48,893

666	Express Scripts, Inc., (2)	35,951

275	McKesson HBOC Inc.	23,004

418	Quest Diagnostics Incorporated	24,704
	Total Health Care Providers & Services	132,552
	Household Durables – 1.0%

226	Tupperware Corporation	15,244

173	Whirlpool Corporation	14,068
	Total Household Durables	29,312
	Household Products – 4.3%

178	Colgate-Palmolive Company	15,559

867	Kimberly-Clark Corporation	57,708

869	Procter & Gamble Company	55,242
	Total Household Products	128,509
	Industrial Conglomerates – 1.9%

3,018	General Electric Company	56,919
	Insurance – 3.1%

697	Aon Corporation	35,756

260	Everest Reinsurance Group Ltd	21,255

839	Lincoln National Corporation	23,903

174	PartnerRe Limited	11,980
	Total Insurance	92,894
	Internet Software & Services – 1.3%

40	Google Inc., Class A, (2)	20,255

470	IAC/InterActiveCorp., (2)	17,940
	Total Internet Software & Services	38,195
	IT Services – 4.9%

1,006	Automatic Data Processing, Inc.	52,996

536	International Business Machines Corporation (IBM)	91,951
	Total IT Services	144,947
	Machinery – 3.9%

537	Caterpillar Inc.	57,169

553	Cummins Inc.	57,230
	Total Machinery	114,399

30	Nuveen Investments

Shares	Description (1)	Value

	Media – 2.8%

747	DIRECTV Group, Inc., (2)	$37,963

872	Viacom Inc., Class B	44,472
	Total Media	82,435
	Metals & Mining – 3.5%

961	Freeport-McMoRan Copper & Gold, Inc.	50,837

458	Walter Industries Inc.	53,036
	Total Metals & Mining	103,873
	Multi-Utilities – 3.3%

679	Consolidated Edison, Inc.	36,150

1,301	Dominion Resources, Inc.	62,799
	Total Multi-Utilities	98,949
	Oil, Gas & Consumable Fuels – 3.4%

1,013	Chesapeake Energy Corporation	30,076

684	Continental Resources Inc., (2)	44,398

372	Hess Corporation	27,811
	Total Oil, Gas & Consumable Fuels	102,285
	Paper & Forest Products – 0.9%

271	Domtar Corporation	25,669
	Pharmaceuticals – 5.9%

729	Bristol-Myers Squibb Company	21,112

1,366	Johnson & Johnson	90,866

927	Watson Pharmaceuticals Inc., (2)	63,713
	Total Pharmaceuticals	175,691
	Real Estate Investment Trust – 3.0%

1,890	Annaly Capital Management Inc.	34,096

381	Digital Realty Trust Inc.	23,538

280	Simon Property Group, Inc.	32,544
	Total Real Estate Investment Trust	90,178
	Road & Rail – 0.6%

224	Norfolk Southern Corporation	16,784
	Semiconductors & Equipment – 0.7%

544	KLA-Tencor Corporation	22,021
	Software – 1.0%

1,183	Microsoft Corporation	30,758
	Specialty Retail – 2.7%

646	Home Depot, Inc.	23,398

405	Tractor Supply Company	27,086

790	Williams-Sonoma Inc.	28,827
	Total Specialty Retail	79,311
	Tobacco – 4.9%

2,084	Altria Group, Inc.	55,038

677	Philip Morris International	45,203

1,256	Reynolds American Inc.	46,538
	Total Tobacco	146,779
	Total Common Stocks (cost $2,268,186)	2,856,621

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund (continued)

June 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.4%

$159	Repurchase agreement with State Street Bank, dated 6/30/11, repurchase price $158,923, collateralized by $165,000 U.S. Treasury Notes, 1.000%, due 4/30/12, value $166,369	0.010%	7/01/11	$158,922
	Total Short-Term Investments (cost $158,922)			158,922
	Total Investments (cost $2,427,108) – 101.7%			3,015,543
	Other Assets Less Liabilities – (1.7)%			(49,826)
	Net Assets – 100%			$2,965,717

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,856,621	$—	$—	$2,856,621
Short-Term Investments	—	158,922	—	158,922
Total	$2,856,621	$158,922	$—	$3,015,543

During the period ended June 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments was $2,470,557.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$609,680
Depreciation	(64,694)
Net unrealized appreciation (depreciation) of investments	$544,986

32	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

Nuveen Investments	33

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2011